Note Restructuring plans (Activity in the reserve for restructuring costs) (Detail) - Restructuring Charges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost And Reserve [Line Items]
Restructuring Reserve	$ 13,536	$ 0
Charges expensed during the period	7,840	14,785
Payments made during the period	(20,756)	(1,249)
Restructuring Reserve	$ 620	$ 13,536